Lazard Fundamental Long/Short Portfolio
Lazard Fundamental Long/Short Portfolio
THE LAZARD FUNDS, INC.

Lazard Fundamental Long/Short Portfolio

Supplement to Prospectus dated April 30, 2014

The following replaces the second sentence in the second paragraph of "Summary Section – Principal Investment Strategies" in the Prospectus:

The Portfolio may invest in companies across the capitalization spectrum and also may invest in initial public offerings ("IPOs").

The following supplements "Summary Section – Principal Investment Risks" in the Prospectus:

IPO Shares Risk.  The prices of securities purchased in IPOs can be very volatile.  The effect of IPOs on the Portfolio's performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  As the Portfolio's asset base increases, IPOs may have a diminished effect on the Portfolio's performance.

December 24, 2014